Schedule of Investments (unaudited)
February 28, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 52.7%
Communication Services — 2.2%
Diversified Telecommunication Services — 0.3%
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	$250,000	$232,808
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	568,000	482,823
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	680,000	664,252 (a)
Total Diversified Telecommunication Services				1,379,883
Entertainment — 0.7%
Warnermedia Holdings Inc., Senior Notes	3.638%	3/15/25	1,760,000	1,759,096
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	1,220,000	1,191,065
Total Entertainment				2,950,161
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	700,000	690,855 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,003,000	1,001,721
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	130,000	122,451 (a)
Total Media				1,815,027
Wireless Telecommunication Services — 0.8%
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	2,810,000	2,805,840
T-Mobile USA Inc., Senior Notes	2.050%	2/15/28	770,000	718,672
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	90,000	85,296
Total Wireless Telecommunication Services				3,609,808

Total Communication Services				9,754,879
Consumer Discretionary — 5.1%
Automobiles — 2.9%
American Honda Finance Corp., Senior Notes	4.950%	1/9/26	490,000	491,612
BMW US Capital LLC, Senior Notes	4.650%	8/13/29	1,410,000	1,404,899 (a)
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	2,710,000	2,675,119
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	1,210,000	1,197,298
General Motors Co., Senior Notes	4.200%	10/1/27	1,080,000	1,064,450
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	1,590,000	1,579,769
General Motors Financial Co. Inc., Senior Notes	1.500%	6/10/26	1,400,000	1,343,886
Hyundai Capital America, Senior Notes	5.950%	9/21/26	1,380,000	1,406,455 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	1,500,000	1,451,756 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	330,000	321,696 (a)
Total Automobiles				12,936,940
Broadline Retail — 0.5%
eBay Inc., Senior Notes	1.400%	5/10/26	950,000	916,863
Prosus NV, Senior Notes	3.257%	1/19/27	1,330,000	1,287,613 (a)
Total Broadline Retail				2,204,476
Hotels, Restaurants & Leisure — 1.6%
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	70,000	70,716 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	190,000	195,837 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	650,000	655,007 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,890,000	2,871,838
Las Vegas Sands Corp., Senior Notes	5.900%	6/1/27	2,090,000	2,131,634
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	460,000	488,250 (a)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	$470,000	$471,122 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	330,000	312,238
Sands China Ltd., Senior Notes	2.850%	3/8/29	220,000	199,460
Total Hotels, Restaurants & Leisure				7,396,102
Specialty Retail — 0.1%
Home Depot Inc., Senior Notes	2.875%	4/15/27	310,000	301,703

Total Consumer Discretionary				22,839,221
Consumer Staples — 1.7%
Personal Care Products — 0.2%
Kenvue Inc., Senior Notes	5.350%	3/22/26	940,000	948,675
Tobacco — 1.5%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,150,000	1,144,967
Altria Group Inc., Senior Notes	2.625%	9/16/26	1,550,000	1,507,766
Altria Group Inc., Senior Notes	6.200%	11/1/28	790,000	831,276
BAT Capital Corp., Senior Notes	3.557%	8/15/27	500,000	487,826
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	1,460,000	1,415,493
Philip Morris International Inc., Senior Notes	4.750%	2/12/27	1,080,000	1,087,236
Total Tobacco				6,474,564

Total Consumer Staples				7,423,239
Energy — 7.1%
Oil, Gas & Consumable Fuels — 7.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	250,000	261,481 (a)
Chevron USA Inc., Senior Notes	0.687%	8/12/25	120,000	118,022
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	1,707,000	1,735,901 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	1,300,000	1,347,663 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,210,000	1,157,719 (a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,650,000	2,665,018
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	3,140,000	3,073,008
Diamondback Energy Inc., Senior Notes	5.200%	4/18/27	1,090,000	1,103,863
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	30,000	30,061 (b)(c)
Energy Transfer LP, Senior Notes	4.750%	1/15/26	1,160,000	1,159,887
Energy Transfer LP, Senior Notes	5.550%	2/15/28	1,100,000	1,126,274
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	2,950,000	2,927,767
Enterprise Products Operating LLC, Senior Notes	4.600%	1/11/27	490,000	492,129
EQT Corp., Senior Notes	3.125%	5/15/26	1,960,000	1,923,291 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	560,000	550,591
EQT Corp., Senior Notes	5.000%	1/15/29	550,000	552,595
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,510,000	1,507,674
MPLX LP, Senior Notes	4.875%	6/1/25	50,000	49,973
MPLX LP, Senior Notes	1.750%	3/1/26	1,150,000	1,117,648
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	940,000	918,805
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	170,000	164,250
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,160,000	1,126,688
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,550,000	1,495,914 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,630,000	1,662,504
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	$420,000	$464,069 (a)
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	190,000	189,422
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,860,000	1,858,784
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	640,000	669,239

Total Energy				31,450,240
Financials — 18.5%
Banks — 11.8%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,600,000	1,583,003 (c)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	5,730,000	5,673,535 (c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	1,930,000	1,918,471 (c)
Bank of America Corp., Subordinated Notes (3 mo. Term SOFR + 1.022%)	5.380%	9/15/26	200,000	201,247 (c)
Bank of Nova Scotia, Senior Notes	1.350%	6/24/26	780,000	750,475
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	3,220,000	3,197,634 (a)(c)
BNP Paribas SA, Senior Notes (2.591% to 1/20/27 then SOFR + 1.228%)	2.591%	1/20/28	700,000	673,213 (a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	650,000	656,866 (a)(c)
Citibank NA, Senior Notes	4.929%	8/6/26	1,550,000	1,561,561
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	400,000	400,285 (b)(c)
Citigroup Inc., Senior Notes (3.070% to 2/24/27 then SOFR + 1.280%)	3.070%	2/24/28	1,330,000	1,290,932 (c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	1,570,000	1,567,323 (c)
Citigroup Inc., Senior Notes (3.290% to 3/17/25 then SOFR + 1.528%)	3.290%	3/17/26	1,250,000	1,249,317 (c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	550,000	538,524 (a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	900,000	892,780 (a)(c)
DNB Bank ASA, Senior Notes (1.535% to 5/25/26 then 1 year Treasury Constant Maturity Rate + 0.720%)	1.535%	5/25/27	1,230,000	1,184,853 (a)(c)
Goldman Sachs Bank USA, Senior Notes (5.283% to 3/18/26 then SOFR + 0.777%)	5.283%	3/18/27	930,000	936,718 (c)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	1,100,000	1,117,679 (c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	2,780,000	2,769,617 (c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	610,000	611,727 (c)
Royal Bank of Canada, Senior Notes	1.150%	7/14/26	2,870,000	2,755,800
Santander UK Group Holdings PLC, Senior Notes (1.673% to 6/14/26 then SOFR + 0.989%)	1.673%	6/14/27	1,400,000	1,345,220 (c)
Swedbank AB, Senior Notes	3.356%	4/4/25	1,960,000	1,958,015 (a)
Toronto-Dominion Bank, Senior Notes	1.200%	6/3/26	3,620,000	3,481,346
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	890,000	905,763 (c)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	150,000	143,560 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	260,000	268,236 (c)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	6,300,000	6,274,727 (c)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	2,770,000	2,766,650 (c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	$1,470,000	$1,461,929
Westpac Banking Corp., Senior Notes	1.150%	6/3/26	2,160,000	2,080,093
Total Banks				52,217,099
Capital Markets — 4.2%
Charles Schwab Corp., Senior Notes	1.150%	5/13/26	1,560,000	1,502,305
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	150,000	149,850
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	700,000	686,068 (c)
Goldman Sachs Group Inc., Senior Notes (5.727% to 4/25/29 then SOFR + 1.265%)	5.727%	4/25/30	940,000	970,083 (c)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	7,830,000	7,614,517 (c)
Morgan Stanley, Senior Notes (4.210% to 4/20/27 then SOFR + 1.610%)	4.210%	4/20/28	1,970,000	1,951,714 (c)
Morgan Stanley, Senior Notes (5.656% to 4/18/29 then SOFR + 1.260%)	5.656%	4/18/30	940,000	968,454 (c)
UBS AG, Senior Notes	1.250%	6/1/26	1,200,000	1,155,058
UBS AG, Senior Notes	7.500%	2/15/28	400,000	432,373
UBS Group AG, Senior Notes (1.494% to 8/10/26 then 1 year Treasury Constant Maturity Rate + 0.850%)	1.494%	8/10/27	1,050,000	1,004,203 (a)(c)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	2,390,000	2,374,884 (a)(c)
Total Capital Markets				18,809,509
Consumer Finance — 0.3%
American Express Co., Senior Notes (5.645% to 4/23/26 then SOFR + 0.750%)	5.645%	4/23/27	280,000	283,459 (c)
Mercedes-Benz Finance North America LLC, Senior Notes	5.100%	11/15/29	1,170,000	1,184,900 (a)
Total Consumer Finance				1,468,359
Financial Services — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	2,110,000	2,035,301
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	6.100%	1/15/27	1,310,000	1,341,060
GA Global Funding Trust, Secured Notes	1.625%	1/15/26	1,710,000	1,665,671 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	480,000	498,318 (a)
Kreditanstalt fuer Wiederaufbau, Senior Notes	0.375%	7/18/25	1,340,000	1,320,286
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	1,190,000	1,181,485
Total Financial Services				8,042,121
Insurance — 0.4%
Allstate Corp., Senior Notes	0.750%	12/15/25	200,000	194,017
Aon North America Inc., Senior Notes	5.150%	3/1/29	1,180,000	1,201,098
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	390,000	385,756 (a)
Total Insurance				1,780,871

Total Financials				82,317,959
Health Care — 7.0%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	4.800%	3/15/27	2,430,000	2,451,738
Health Care Equipment & Supplies — 0.5%
Roche Holdings Inc., Senior Notes	4.790%	3/8/29	980,000	995,226 (a)
Solventum Corp., Senior Notes	5.450%	2/25/27	1,430,000	1,453,851
Total Health Care Equipment & Supplies				2,449,077
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — 3.6%
Cardinal Health Inc., Senior Notes	4.700%	11/15/26	$930,000	$933,114
Cardinal Health Inc., Senior Notes	5.125%	2/15/29	1,350,000	1,369,820
Cencora Inc., Senior Notes	4.625%	12/15/27	650,000	651,280
Centene Corp., Senior Notes	4.250%	12/15/27	600,000	584,242
Centene Corp., Senior Notes	4.625%	12/15/29	450,000	432,535
CVS Health Corp., Senior Notes	3.875%	7/20/25	2,850,000	2,837,810
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,270,000	1,241,991
Humana Inc., Senior Notes	4.500%	4/1/25	200,000	199,907
Humana Inc., Senior Notes	1.350%	2/3/27	2,460,000	2,310,254
Humana Inc., Senior Notes	5.750%	12/1/28	230,000	237,171
McKesson Corp., Senior Notes	4.250%	9/15/29	1,380,000	1,365,386
Quest Diagnostics Inc., Senior Notes	4.600%	12/15/27	450,000	451,854
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	800,000	788,247
UnitedHealth Group Inc., Senior Notes	4.700%	4/15/29	1,910,000	1,923,362
UnitedHealth Group Inc., Senior Notes	4.800%	1/15/30	870,000	876,094
Total Health Care Providers & Services				16,203,067
Life Sciences Tools & Services — 0.2%
Agilent Technologies Inc., Senior Notes	4.200%	9/9/27	880,000	875,741
Pharmaceuticals — 2.1%
Astrazeneca Finance LLC, Senior Notes	1.200%	5/28/26	1,370,000	1,321,208
Bristol-Myers Squibb Co., Senior Notes	4.950%	2/20/26	170,000	171,007
Bristol-Myers Squibb Co., Senior Notes	4.900%	2/22/27	940,000	950,947
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	1,840,000	1,853,834
Haleon UK Capital PLC, Senior Notes	3.125%	3/24/25	1,810,000	1,808,121
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	3,080,000	3,040,914
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	210,000	206,889
Total Pharmaceuticals				9,352,920

Total Health Care				31,332,543
Industrials — 3.8%
Aerospace & Defense — 1.0%
General Dynamics Corp., Senior Notes	1.150%	6/1/26	1,290,000	1,242,416
RTX Corp., Senior Notes	5.750%	11/8/26	2,720,000	2,773,464
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	230,000	233,319 (a)
Total Aerospace & Defense				4,249,199
Building Products — 0.0%††
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	210,000	213,178 (a)
Commercial Services & Supplies — 0.1%
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	230,000	230,036 (a)
Ground Transportation — 0.3%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	1,380,000	1,317,340
Machinery — 0.6%
John Deere Capital Corp., Senior Notes	1.050%	6/17/26	1,040,000	999,746
John Deere Capital Corp., Senior Notes	4.950%	7/14/28	1,050,000	1,071,100
PACCAR Financial Corp., Senior Notes	1.100%	5/11/26	710,000	684,441
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	110,000	105,828 (a)
Total Machinery				2,861,115
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Passenger Airlines — 1.1%
American Airlines Group Inc. Pass-Through Trust	3.375%	5/1/27	$1,170,054	$1,138,175
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	250,000	263,591 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	620,000	631,983
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	414,000	360,180 *(a)(d)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	2,670,000	2,637,996 (a)
Total Passenger Airlines				5,031,925
Trading Companies & Distributors — 0.7%
Air Lease Corp., Senior Notes	1.875%	8/15/26	2,510,000	2,415,837
Air Lease Corp., Senior Notes	5.300%	2/1/28	520,000	529,097
Total Trading Companies & Distributors				2,944,934

Total Industrials				16,847,727
Information Technology — 2.3%
Electronic Equipment, Instruments & Components — 0.4%
Vontier Corp., Senior Notes	1.800%	4/1/26	1,690,000	1,633,716
Semiconductors & Semiconductor Equipment — 0.6%
Broadcom Inc., Senior Notes	5.050%	7/12/27	380,000	384,687
Intel Corp., Senior Notes	1.600%	8/12/28	1,400,000	1,259,628
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,090,000	1,044,001
Total Semiconductors & Semiconductor Equipment				2,688,316
Software — 0.7%
Oracle Corp., Senior Notes	1.650%	3/25/26	2,180,000	2,115,441
Oracle Corp., Senior Notes	4.200%	9/27/29	1,300,000	1,275,225
Total Software				3,390,666
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc., Senior Notes	1.400%	8/5/28	2,850,000	2,596,176

Total Information Technology				10,308,874
Materials — 2.1%
Chemicals — 0.4%
EQUATE Petrochemical Co. KSC, Senior Notes	4.250%	11/3/26	1,620,000	1,591,975 (a)
Metals & Mining — 1.0%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	420,000	448,644 (a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	1,630,000	1,605,569 (a)
Glencore Funding LLC, Senior Notes	1.625%	4/27/26	1,560,000	1,508,938 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	240,000	234,880 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	850,000	842,885
Total Metals & Mining				4,640,916
Paper & Forest Products — 0.7%
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	1,200,000	1,151,598 (a)
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	1,300,000	1,289,453 (a)
Suzano International Finance BV, Senior Notes	5.500%	1/17/27	640,000	646,754
Total Paper & Forest Products				3,087,805

Total Materials				9,320,696
Real Estate — 0.1%
Health Care REITs — 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	430,000	407,485 (a)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utilities — 2.8%
Electric Utilities — 2.6%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	$1,010,000	$1,032,587
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	450,000	452,657
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	970,000	961,710
Florida Power & Light Co., First Mortgage Bonds	5.150%	6/15/29	680,000	697,288
Georgia Power Co., Senior Notes	5.004%	2/23/27	1,110,000	1,122,665
NextEra Energy Capital Holdings Inc., Senior Notes	5.749%	9/1/25	240,000	241,156
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	1,730,000	1,615,772
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	890,000	903,425
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	1,560,000	1,587,066 (a)
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	1,970,000	2,011,482
Vistra Operations Co. LLC, Senior Secured Notes	5.050%	12/30/26	1,080,000	1,084,375 (a)
Total Electric Utilities				11,710,183
Multi-Utilities — 0.2%
Engie SA, Senior Notes	5.250%	4/10/29	890,000	905,229 (a)

Total Utilities				12,615,412
Total Corporate Bonds & Notes (Cost — $236,621,735)				234,618,275
Asset-Backed Securities — 16.4%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. Term SOFR + 0.819%)	5.139%	10/25/35	394,041	374,164 (c)
Ally Auto Receivables Trust, 2022-3 A3	5.070%	4/15/27	272,950	273,617
American Credit Acceptance Receivables Trust, 2024-1 A	5.610%	1/12/27	130,939	131,044 (a)
Apex Credit CLO Ltd., 2020-1A A1RR (3 mo. Term SOFR + 1.450%)	5.743%	4/20/35	620,000	620,887 (a)(c)
Apidos CLO, XXXA A2R (3 mo. Term SOFR + 1.500%)	5.793%	10/18/31	1,230,000	1,232,909 (a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	940,000	903,312 (a)
Ballyrock CLO Ltd., 2019-2A A1RR (3 mo. Term SOFR + 1.400%)	5.722%	2/20/36	510,000	512,522 (a)(c)
Battery Park CLO Ltd., 2019-1A AR (3 mo. Term SOFR + 1.400%)	5.702%	7/15/36	320,000	322,290 (a)(c)
Black Diamond CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.650%)	6.279%	10/25/37	1,130,000	1,138,483 (a)(c)
Capital One Multi-Asset Execution Trust, 2022-A1 A1	2.800%	3/15/27	2,110,000	2,109,276
Capital One Prime Auto Receivables Trust, 2022-2 A3	3.660%	5/17/27	232,762	231,658
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. Term SOFR + 1.312%)	5.612%	7/27/31	183,293	183,458 (a)(c)
CarMax Auto Owner Trust, 2023-4 A2A	6.080%	12/15/26	320,740	321,925
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.961%	10/20/37	830,000	835,386 (a)(c)
Cascade MH Asset Trust, 2021-MH1 A1	1.753%	2/25/46	193,705	172,385 (a)
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	9,447	9,433 (a)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	1,654,355	1,606,630 (a)
CIFC Funding Ltd., 2024-2A A1 (3 mo. Term SOFR + 1.520%)	5.810%	4/22/37	200,000	201,042 (a)(c)
CMFT Net Lease Master Issuer LLC, 2021-1 A1	2.090%	7/20/51	1,024,744	929,003 (a)
CNH Equipment Trust, 2022-B A3	3.890%	11/15/27	828,018	824,459
College Ave Student Loans LLC, 2023-A C	6.060%	5/25/55	580,000	584,143 (a)
Columbia Cent CLO Ltd., 2022-32A A1R (3 mo. Term SOFR + 1.450%)	5.747%	7/24/34	1,100,000	1,101,772 (a)(c)
Commonbond Student Loan Trust, 2021-AGS A	1.200%	3/25/52	342,363	284,832 (a)
ECMC Group Student Loan Trust, 2016-1A A (30 Day Average SOFR + 1.464%)	5.816%	7/26/66	1,322,619	1,333,212 (a)(c)
Enterprise Fleet Financing LLC, 2023-1 A2	5.510%	1/22/29	590,744	593,681 (a)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Ford Credit Auto Lease Trust, 2023-A A4	4.830%	5/15/26	$820,000	$820,505
GECU Auto Receivables Trust, 2023-1A A3	5.630%	8/15/28	1,280,000	1,292,943 (a)
GM Financial Automobile Leasing Trust, 2023-1 A3	5.160%	4/20/26	145,278	145,461
GM Financial Automobile Leasing Trust, 2024-2 A2A	5.430%	9/21/26	1,140,512	1,145,957
GM Financial Revolving Receivables Trust, 2021-1 A	1.170%	6/12/34	5,500,000	5,239,560 (a)
GoldenTree Loan Management US CLO Ltd., 2019-4A ARR (3 mo. Term SOFR + 1.150%)	5.447%	4/24/31	577,862	578,708 (a)(c)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS A	2.310%	10/20/48	700,443	575,009 (a)
Greywolf CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.892%)	6.192%	4/26/31	667,000	669,430 (a)(c)
HalseyPoint CLO Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.480%)	5.767%	7/30/37	430,000	432,474 (a)(c)
Sagard-Halseypoint CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.390%)	5.704%	1/30/38	410,000	409,776 (a)(c)
Harley-Davidson Motorcycle Trust, 2024-A A2	5.650%	2/16/27	1,078,512	1,082,552
Hertz Vehicle Financing LLC, 2023-4A A	6.150%	3/25/30	100,000	104,365 (a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	1,500,000	1,428,714 (a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	353,131	310,469 (a)
Hilton Grand Vacations Trust, 2023-1A A	5.720%	1/25/38	543,028	553,480 (a)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. Term SOFR + 0.864%)	5.184%	10/25/35	304,076	300,324 (c)
Honda Auto Receivables Owner Trust, 2024-2 A2	5.480%	11/18/26	1,247,773	1,252,402
HPEFS Equipment Trust, 2023-1A A3	5.410%	2/22/28	1,281,625	1,284,226 (a)
HPS Loan Management Ltd., 15A-19 A1R (3 mo. Term SOFR + 1.320%)	5.610%	1/22/35	370,000	370,511 (a)(c)
Hyundai Auto Lease Securitization Trust, 2024-A A2A	5.150%	6/15/26	691,685	693,200 (a)
M&T Equipment Notes, 2023-1A A4	5.750%	7/15/30	1,270,000	1,290,738 (a)
Madison Park Funding Ltd., 2019-35A A1R (3 mo. Term SOFR + 1.252%)	5.545%	4/20/32	710,926	713,058 (a)(c)
Midocean Credit CLO, 2017-7A BR (3 mo. Term SOFR + 1.862%)	6.164%	7/15/29	6,639	6,653 (a)(c)
Midocean Credit CLO, 2018-9A B (3 mo. Term SOFR + 2.012%)	6.305%	7/20/31	1,250,000	1,254,214 (a)(c)
Mountain View CLO Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.460%)	5.762%	4/15/34	470,000	470,704 (a)(c)
MVW LLC, 2020-1A A	1.740%	10/20/37	354,069	342,056 (a)
Navient Private Education Refi Loan Trust, 2019-A A2A	3.420%	1/15/43	19,505	19,309 (a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	5.326%	1/15/43	69,059	69,076 (a)(c)
Navient Student Loan Trust, 2015-1 A2 (30 Day Average SOFR + 0.714%)	5.066%	4/25/40	577,752	568,250 (c)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	5.066%	12/26/69	432,863	429,238 (a)(c)
Nelnet Student Loan Trust, 2015-2A A2 (30 Day Average SOFR + 0.714%)	5.066%	9/25/42	221,599	217,547 (a)(c)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	5.456%	4/20/62	1,550,000	1,558,271 (a)(c)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. Term SOFR + 0.854%)	5.166%	4/20/62	786,327	783,068 (a)(c)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. Term SOFR + 1.044%)	5.364%	8/25/34	243,788	268,166 (c)
Nissan Auto Lease Trust, 2023-B A3	5.690%	7/15/26	705,456	707,750
Ocean Trails CLO, 2020-10A AR2 (3 mo. Term SOFR + 1.300%)	5.602%	10/15/34	570,000	571,259 (a)(c)
Ocean Trails CLO Ltd., 2022-12A A1R (3 mo. Term SOFR + 1.330%)	5.623%	7/20/35	870,000	874,855 (a)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. Term SOFR + 1.302%)	5.630%	5/23/31	459,049	459,784 (a)(c)
Oscar US Funding LLC, 2021-2A A4	1.270%	9/11/28	933,645	916,870 (a)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	5.467%	4/20/38	750,000	750,563 (a)(c)(e)
Palmer Square Loan Funding Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.050%)	5.352%	10/15/32	1,361,467	1,363,764 (a)(c)
Parliament Funding Ltd., 2020-1A AR (3 mo. Term SOFR + 1.512%)	5.805%	10/20/31	200,127	200,231 (a)(c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	5.639%	1/15/28	$1,380,000	$1,387,485 (a)(c)
Santander Drive Auto Receivables Trust, 2022-3 B	4.130%	8/16/27	123,990	123,938
Santander Drive Auto Receivables Trust, 2022-4 B	4.420%	11/15/27	772,302	771,988
Santander Drive Auto Receivables Trust, 2023-5 A2	6.310%	7/15/27	183,893	184,179
SBNA Auto Lease Trust, 2024-B A2	5.670%	11/20/26	1,040,267	1,043,754 (a)
Sierra Timeshare Receivables Funding LLC, 2020-2A A	1.330%	7/20/37	570,108	564,245 (a)
Silver Point CLO Ltd., 2025-8A A1 (3 mo. Term SOFR + 1.210%)	5.527%	4/15/38	740,000	740,555 (c)(e)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	4.890%	12/15/39	872,931	852,343 (c)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	9.176%	10/15/41	1,028,864	1,082,715 (a)(c)
SLM Student Loan Trust, 2005-4 B (90 Day Average SOFR + 0.442%)	4.998%	7/25/55	121,460	115,195 (c)
SLM Student Loan Trust, 2006-2 A6 (90 Day Average SOFR + 0.432%)	4.988%	1/25/41	508,406	498,431 (c)
SLM Student Loan Trust, 2013-1 A3 (30 Day Average SOFR + 0.664%)	5.016%	5/26/55	557,502	551,783 (c)
SLM Student Loan Trust, 2013-6 A3 (30 Day Average SOFR + 0.764%)	5.116%	6/26/28	570,238	567,048 (c)
SMB Private Education Loan Trust, 2016-B A2B (1 mo. Term SOFR + 1.564%)	5.876%	2/17/32	1,044	1,045 (a)(c)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	346,886	322,072 (a)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. Term SOFR + 0.914%)	5.228%	1/15/53	1,793,972	1,793,448 (a)(c)
SMB Private Education Loan Trust, 2024-C A1B (30 Day Average SOFR + 1.100%)	5.440%	6/17/52	755,526	761,022 (a)(c)
SoFi Professional Loan Program Trust, 2020-C AFX	1.950%	2/15/46	330,113	307,466 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	691,891	645,121 (a)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	500,903	471,560 (a)
Synchrony Card Funding LLC, 2022-A1 A	3.370%	4/15/28	1,092,000	1,090,597
TCI-Flatiron CLO Ltd., 2016-1A AR3 (3 mo. Term SOFR + 1.100%)	5.403%	1/17/32	178,023	178,378 (a)(c)
Tesla Auto Lease Trust, 2023-B B	6.570%	8/20/27	1,530,000	1,552,320 (a)
Trinitas CLO Ltd., 2023-26A C (3 mo. Term SOFR + 2.950%)	7.243%	1/20/35	360,000	362,168 (a)(c)
TRP LLC, 2021-1 A	2.070%	6/19/51	824,267	775,374 (a)
Verizon Master Trust, 2023-2 A	4.890%	4/13/28	1,120,000	1,121,132
Volkswagen Auto Loan Enhanced Trust, 2023-2 A2A	5.720%	3/22/27	284,681	286,058
Voya CLO Ltd., 2016-1A BR (3 mo. Term SOFR + 2.062%)	6.355%	1/20/31	360,000	360,800 (a)(c)
Voya CLO Ltd., 2016-3A A1R2 (3 mo. Term SOFR + 1.150%)	5.443%	10/18/31	1,005,752	1,008,015 (a)(c)
Voya CLO Ltd., 2018-3A A1R2 (3 mo. Term SOFR + 1.200%)	5.502%	10/15/31	661,568	663,144 (a)(c)
Whitebox CLO Ltd., 2021-3A A1R (3 mo. Term SOFR + 1.270%)	5.572%	10/15/35	1,100,000	1,105,767 (a)(c)
Whitehorse Ltd., 2018-12A A (3 mo. Term SOFR + 1.512%)	5.814%	10/15/31	101,053	101,387 (a)(c)
Woodmont Trust, 2023-12A A1R (3 mo. Term SOFR + 1.400%)	5.700%	10/25/32	1,042,125	1,047,974 (a)(c)
World Omni Auto Receivables Trust, 2024-B A2B (30 Day Average SOFR + 0.430%)	4.769%	9/15/27	1,211,193	1,211,955 (c)

Total Asset-Backed Securities (Cost — $73,814,709)				73,007,475
Collateralized Mortgage Obligations(f) — 13.5%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. Term SOFR + 1.180%)	5.491%	9/15/34	500,000	496,251 (a)(c)
Angel Oak Mortgage Trust, 2021-7 A3	2.337%	10/25/66	263,872	227,952 (a)(c)
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	5.301%	10/15/38	790,000	775,837 (a)(c)
AREIT Trust, 2021-CRE5 A (1 mo. Term SOFR + 1.194%)	5.506%	11/17/38	81,515	81,648 (a)(c)
BANK, 2021-BN32 A5	2.643%	4/15/54	960,000	847,989 (c)
BANK, 2021-BN36 A5	2.470%	9/15/64	390,000	339,502
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.021%	9/15/54	12,268,977	505,573 (c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	$620,000	$538,588
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	850,000	892,100 (c)
Benchmark Mortgage Trust, 2023-V3 XA, IO	0.814%	7/15/56	20,897,182	525,560 (c)
BHMS, 2018-ATLS A (1 mo. Term SOFR + 1.547%)	5.859%	7/15/35	910,000	909,302 (a)(c)
BOCA Commercial Mortgage Trust, 2024-BOCA A (1 mo. Term SOFR + 1.921%)	6.233%	8/15/41	780,000	784,823 (a)(c)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	199,733	192,214 (a)(c)
BRAVO Residential Funding Trust, 2024-NQM1 A1	5.943%	12/1/63	669,065	673,863 (a)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	5.578%	8/19/38	482,501	482,015 (a)(c)
BX Commercial Mortgage Trust, 2020-VIV4 A	2.843%	3/9/44	1,290,000	1,168,802 (a)
BX Commercial Mortgage Trust, 2021-CIP A (1 mo. Term SOFR + 1.035%)	5.347%	12/15/38	100,775	100,728 (a)(c)
BX Commercial Mortgage Trust, 2021-SOAR A (1 mo. Term SOFR + 0.784%)	5.096%	6/15/38	964,412	962,295 (a)(c)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. Term SOFR + 0.814%)	5.126%	9/15/36	1,460,000	1,451,533 (a)(c)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	5.302%	1/17/39	1,570,000	1,563,987 (a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	4.734%	8/25/35	830	800 (a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	5.014%	10/25/35	3,873	3,736 (a)(c)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	700,099	627,774 (a)(c)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	319,200
Cross Mortgage Trust, 2023-H2 A1A	7.135%	11/25/68	592,050	604,121 (a)
Cross Mortgage Trust, 2024-H2 A1	6.093%	4/25/69	312,413	315,059 (a)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	75,169	71,913 (a)
CSMC Trust, 2019-AFC1 A2	3.776%	7/25/49	165,279	158,110 (a)
CSMC Trust, 2019-AFC1 A3	3.877%	7/25/49	165,279	158,105 (a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,480,000	1,358,574 (a)
CSMC Trust, 2020-AFC1 A1	3.240%	2/25/50	283,562	270,436 (a)(c)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	349,604	286,916 (a)(c)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	349,604	288,342 (a)(c)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	422,047	373,359 (a)(c)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	719,415	600,443 (a)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	402,283	357,113 (a)(c)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,316,217	1,185,699 (a)(c)
Deephaven Residential Mortgage Trust, 2024-1 A1	5.735%	7/25/69	200,675	201,659 (a)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	548,812	452,951 (a)(c)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	288,315	253,442 (a)(c)
ELP Commercial Mortgage Trust, 2021-ELP A (1 mo. Term SOFR + 0.815%)	5.127%	11/15/38	1,218,582	1,214,899 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KS12 A (30 Day Average SOFR + 0.764%)	5.089%	8/25/29	1,194,762	1,199,461 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4945 KF, PAC (30 Day Average SOFR + 0.564%)	4.916%	9/25/49	603,211	593,468 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	6.652%	8/25/33	256,388	264,801 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	6.452%	10/25/33	769,715	794,902 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	6.752%	2/25/42	880,000	902,026 (a)(c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	8.852%	6/25/42	$810,000	$871,738 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	6.302%	2/25/44	510,000	516,638 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 19 F	5.577%	6/1/28	18	18 (c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1M2C (30 Day Average SOFR + 2.264%)	6.616%	10/25/30	304,792	308,527 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	7.453%	6/25/43	300,000	316,306 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	6.852%	10/25/43	870,000	899,106 (a)(c)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	72,079	71,779 (c)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	5.101%	3/25/42	539,514	533,896 (c)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	5.078%	8/25/43	271,596	272,494 (c)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	4.713%	8/25/42	202,890	199,092 (c)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (30 Day Average SOFR + 0.514%)	4.866%	5/25/42	42,035	41,979 (c)
GCAT Trust, 2020-NQM1 A3	3.554%	1/25/60	710,464	691,584 (a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	4.940%	2/20/61	20,147	20,135 (c)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	4.840%	3/20/63	96,976	96,459 (c)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. Term SOFR + 1.114%)	5.440%	3/20/66	987,545	990,545 (c)
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. Term SOFR + 0.614%)	4.940%	7/20/67	277,610	277,485 (c)
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	4.796%	4/20/70	1,734,219	1,715,446 (c)
Government National Mortgage Association (GNMA), 2021-H09 QF (30 Day Average SOFR + 1.500%)	5.846%	6/20/71	2,868,970	2,929,430 (c)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	4.646%	9/20/71	2,342,763	2,323,106 (c)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	5.448%	7/15/39	837,456	837,749 (a)(c)
GS Mortgage Securities Corp. Trust, 2000-1A A (1 mo. Term SOFR + 0.464%)	—	3/20/23	53,521	5,438 *(a)(c)(g)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. Term SOFR + 1.064%)	5.376%	10/15/36	1,110,000	1,103,695 (a)(c)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	5.326%	6/20/35	156,517	146,495 (c)
HGI CRE CLO Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.114%)	5.426%	9/17/36	568,529	567,165 (a)(c)
KREF Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.184%)	5.496%	2/15/39	862,410	859,677 (a)(c)
Legacy Mortgage Asset Trust, 2020-RPL1 A1	3.000%	9/25/59	729,079	697,374 (a)(c)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (4.750% to 4/25/25 then 5.750%)	4.750%	4/25/61	505,594	505,510 (a)
Legacy Mortgage Asset Trust, 2021-GS5 A1	5.250%	7/25/67	1,063,271	1,062,433 (a)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	5.508%	10/16/36	725,703	725,508 (a)(c)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	383,576	373,148 (a)(c)
Mill City Mortgage Trust, 2015-2 M3	3.724%	9/25/57	578,809	571,946 (a)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	219,800	217,405
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	5.459%	11/15/34	173,277	172,444 (a)(c)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	104,829	99,535 (a)(c)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	$679,845	$593,145 (a)(c)
New Residential Mortgage Loan Trust, 2022-NQM2 A1	3.079%	3/27/62	794,839	745,562 (a)(c)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	593,777	486,188 (a)(c)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	598,987	500,525 (a)(c)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	744,734	616,552 (a)(c)
OBX Trust, 2021-NQM4 A1	1.957%	10/25/61	764,386	639,615 (a)(c)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	4.910%	10/15/36	853,755	849,794 (a)(c)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	962,839	807,727 (a)(c)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	687,859	696,493 (a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	5,661	1,924
Ready Capital Mortgage Financing LLC, 2021-FL6 A (1 mo. Term SOFR + 1.064%)	5.384%	7/25/36	123,721	123,535 (a)(c)
Residential Asset Securitization Trust, 2003-A11 A2, PAC (1 mo. Term SOFR + 0.564%)	4.884%	11/25/33	17,600	17,251 (c)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. Term SOFR + 1.264%)	5.576%	5/15/38	920,000	914,833 (a)(c)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	5.312%	1/15/39	1,560,000	1,556,887 (a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 1A1	7.315%	3/25/34	58,938	55,028 (c)
Structured Asset Securities Corp., 2005-RF3 2A	4.278%	6/25/35	227,743	202,397 (a)(c)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.750%	3/15/42	1,120,000	1,119,015 (a)(c)
Towd Point Mortgage Trust, 2019-HY1 B1 (1 mo. Term SOFR + 2.264%)	6.584%	10/25/48	1,460,000	1,497,467 (a)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. Term SOFR + 0.694%)	5.014%	7/25/45	873,809	855,638 (c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. Term SOFR + 0.834%)	5.154%	7/25/45	280,060	270,717 (c)
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	27,852	27,765

Total Collateralized Mortgage Obligations (Cost — $61,953,787)				59,977,214
Mortgage-Backed Securities — 3.6%
FHLMC — 1.2%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35	1,598,865	1,500,017
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	7/1/53	81,429	85,243
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.630%)	3.267%	1/1/49	3,768,393	3,643,600 (c)
Total FHLMC				5,228,860
FNMA — 1.6%
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	1,014,732	970,180
Federal National Mortgage Association (FNMA)	3.000%	4/1/38- 2/1/40	1,417,621	1,340,125
Federal National Mortgage Association (FNMA)	4.500%	11/1/38- 1/1/59	738,282	730,212
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	1,696,776	1,714,455
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	917,502	950,946
Federal National Mortgage Association (FNMA)	6.000%	11/1/53	1,181,635	1,213,473
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	7.337%	9/1/37	201,627	204,209 (c)
Total FNMA				7,123,600
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — 0.8%
Government National Mortgage Association (GNMA) II	3.500%	9/20/48	$20,773	$19,271
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	134,399	114,187
Government National Mortgage Association (GNMA) II	5.500%	8/20/53	1,113,658	1,121,747
Government National Mortgage Association (GNMA) II	6.000%	11/20/53	1,107,699	1,136,722
Government National Mortgage Association (GNMA) II	6.500%	1/20/54	1,060,170	1,092,285
Total GNMA				3,484,212

Total Mortgage-Backed Securities (Cost — $16,415,331)				15,836,672
U.S. Government & Agency Obligations — 3.4%
U.S. Government Agencies — 0.3%
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.100%)	4.490%	6/18/26	1,210,000	1,210,428 (c)
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.140%)	4.530%	12/11/26	250,000	250,029 (c)
Total U.S. Government Agencies				1,460,457
U.S. Government Obligations — 3.1%
U.S. Treasury Notes	4.875%	11/30/25	660,000	663,147
U.S. Treasury Notes	4.250%	12/31/25	860,000	860,649
U.S. Treasury Notes	4.625%	11/15/26	190,000	191,870
U.S. Treasury Notes	4.625%	4/30/29	4,630,000	4,739,510
U.S. Treasury Notes	4.125%	10/31/29	7,120,000	7,154,627
Total U.S. Government Obligations				13,609,803

Total U.S. Government & Agency Obligations (Cost — $14,900,589)				15,070,260
Senior Loans — 1.1%
Communication Services — 0.4%
Media — 0.4%
Charter Communications Operating LLC, Term Loan B4 (3 mo. Term SOFR + 2.000%)	6.310%	12/7/30	630,733	630,046 (c)(h)(i)
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	6.938%	9/18/26	428,755	429,083 (c)(h)(i)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	6.926%	1/31/28	590,000	578,663 (c)(h)(i)

Total Communication Services				1,637,792
Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.0%††
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	6.074%	9/20/30	57,951	57,802 (c)(h)(i)
Specialty Retail — 0.2%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.500%)	6.824%	6/11/31	378,100	374,576 (c)(h)(i)
Rent-A-Center Inc., Term Loan B2 (3 mo. Term SOFR + 2.750%)	7.041%	2/17/28	506,980	508,034 (c)(h)(i)
Total Specialty Retail				882,610

Total Consumer Discretionary				940,412
Financials — 0.2%
Financial Services — 0.1%
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	6.079%	11/6/28	275,000	276,375 (c)(h)(i)
Insurance — 0.1%
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	7.688%	7/31/27	533,375	533,333 (c)(h)(i)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	8.674%	8/21/28	47,269	47,287 (c)(h)(i)
Total Insurance				580,620

Total Financials				856,995
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care — 0.1%
Health Care Providers & Services — 0.0%††
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (3 mo. Term SOFR + 2.150%)	6.463%	11/15/27	$284,934	$282,958 (c)(h)(i)
Pharmaceuticals — 0.1%
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	6.574%	5/5/28	313,145	313,830 (c)(h)(i)

Total Health Care				596,788
Industrials — 0.1%
Commercial Services & Supplies — 0.1%
API Group DE Inc., 2021 Incremental Term Loan B (1 mo. Term SOFR + 1.750%)	6.074%	1/3/29	281,341	281,356 (c)(h)(i)
Passenger Airlines — 0.0%††
Spirit Airlines Inc., Term Loan (1 mo. Term SOFR + 7.000%)	11.322%	11/18/25	160,164	160,364 (c)(h)(i)(j)

Total Industrials				441,720
Information Technology — 0.1%
Software — 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.324%	10/16/26	361,375	351,551 (c)(h)(i)

Total Senior Loans (Cost — $4,844,682)				4,825,258
Sovereign Bonds — 0.3%
Canada — 0.3%
Province of Quebec Canada, Senior Notes (Cost — $1,320,918)	0.600%	7/23/25	1,340,000	1,320,236
Security	Expiration Date	Contracts	Notional Amount	Value
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $96.375	12/12/25	44	$110,000	$35,750
3-Month SOFR Futures, Call @ $97.000	12/11/26	222	555,000	191,475

Total Purchased Options (Cost — $180,059)				227,225
Total Investments before Short-Term Investments (Cost — $410,051,810)				404,882,615
Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 9.2%
Commercial Paper — 3.9%
BPCE SA	4.527%	8/6/25	$8,925,000	$8,754,522 (k)
Mizuho Bank Ltd.	4.511%	8/11/25	8,925,000	8,749,822 (k)

Total Commercial Paper (Cost — $17,501,434)				17,504,344
Security	Rate		Shares	Value
Money Market Funds — 3.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $16,430,077)	4.320%		16,430,077	$16,430,077 (l)(m)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Bills — 1.6%
U.S. Treasury Bills (Cost — $7,305,392)	3.672%	3/18/25	$7,320,000	$7,306,992 (k)

Total Short-Term Investments (Cost — $41,236,903)				41,241,413
Total Investments — 100.2% (Cost — $451,288,713)				446,124,028
Liabilities in Excess of Other Assets — (0.2)%				(1,093,030)
Total Net Assets — 100.0%				$445,030,998

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of February 28, 2025.
(e)	Securities traded on a when-issued or delayed delivery basis.
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	The maturity principal is currently in default as of February 28, 2025.
(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Security is valued using significant unobservable inputs (Note 1).
(k)	Rate shown represents yield-to-maturity.
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2025, the total market value of investments in Affiliated Companies was $16,430,077 and the cost was $16,430,077 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At February 28, 2025, the Fund had the following open written options contracts:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/12/25	$96.875	44	$110,000	$(20,900)
3-Month SOFR Futures, Put	6/13/25	95.625	44	110,000	(825)
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Ultra-Short Income Fund

Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Call	3/21/25	$106.500	85	$85,000	$(127,500)
Total Exchange-Traded Written Options (Premiums received — $59,439)					$(149,225)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At February 28, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	102	3/26	$24,578,339	$24,560,325	$(18,014)
3-Month SOFR	56	3/27	13,443,902	13,501,600	57,698
U.S. Treasury 10-Year Notes	119	6/25	13,041,727	13,220,156	178,429
					218,113
Contracts to Sell:
3-Month SOFR	47	3/25	11,255,076	11,237,406	17,670
3-Month SOFR	44	6/25	10,544,008	10,528,375	15,633
U.S. Treasury 2-Year Notes	650	6/25	133,912,805	134,529,688	(616,883)
U.S. Treasury 5-Year Notes	170	6/25	18,281,034	18,349,375	(68,341)
U.S. Treasury Long-Term Bonds	14	6/25	1,625,398	1,653,313	(27,915)
U.S. Treasury Ultra 10-Year Notes	13	6/25	1,449,759	1,485,250	(35,491)
U.S. Treasury Ultra Long-Term Bonds	2	6/25	240,356	248,250	(7,894)
					(723,221)
Net unrealized depreciation on open futures contracts					$(505,108)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At February 28, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$7,856,000	10/14/27	2.600% annually	Daily SOFR Compound annually	$232,238	$2,568	$229,670
	12,260,000	11/18/28	Daily SOFR Compound annually	3.816% annually	43,384	—	43,384
	19,409,000	11/30/31	4.060% annually	Daily SOFR Compound annually	(358,442)	3,330	(361,772)
	2,885,000	11/18/36	3.886% annually	Daily SOFR Compound annually	(15,587)	—	(15,587)
Total	$42,410,000				$(98,407)	$5,898	$(104,305)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

 Western Asset Ultra-Short Income Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.43 Index	$1,160,000	12/20/29	5.000% quarterly	$88,774	$80,570	$8,204

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.390%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Ultra-Short Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$234,618,275	—	$234,618,275
Asset-Backed Securities	—	73,007,475	—	73,007,475
Collateralized Mortgage Obligations	—	59,977,214	—	59,977,214
Mortgage-Backed Securities	—	15,836,672	—	15,836,672
U.S. Government & Agency Obligations	—	15,070,260	—	15,070,260
Senior Loans:
Industrials	—	281,356	$160,364	441,720
Other Senior Loans	—	4,383,538	—	4,383,538
Sovereign Bonds	—	1,320,236	—	1,320,236
Purchased Options	$227,225	—	—	227,225
Total Long-Term Investments	227,225	404,495,026	160,364	404,882,615
Short-Term Investments†:
Commercial Paper	—	17,504,344	—	17,504,344
Money Market Funds	16,430,077	—	—	16,430,077
U.S. Treasury Bills	—	7,306,992	—	7,306,992
Total Short-Term Investments	16,430,077	24,811,336	—	41,241,413
Total Investments	$16,657,302	$429,306,362	$160,364	$446,124,028
Other Financial Instruments:
Futures Contracts††	$269,430	—	—	$269,430
Centrally Cleared Interest Rate Swaps††	—	$273,054	—	273,054
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	8,204	—	8,204
Total Other Financial Instruments	$269,430	$281,258	—	$550,688
Total	$16,926,732	$429,587,620	$160,364	$446,674,716
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$149,225	—	—	$149,225
Futures Contracts††	774,538	—	—	774,538
Centrally Cleared Interest Rate Swaps††	—	$377,359	—	377,359
Total	$923,763	$377,359	—	$1,301,122

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Ultra-Short Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2025. The following transactions were effected in such company for the period ended February 28, 2025.

	Affiliate Value at May 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$5,407,891	$273,409,727	273,409,727	$262,387,541	262,387,541

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$574,178	—	$16,430,077

Western Asset Ultra-Short Income Fund 2025 Quarterly Report